UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     April 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $108,806 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Inc New                  COM              00817Y108      863    20515 SH       SOLE                    18715              1800
Air Products & Chem            COM              009158106     1442    15676 SH       SOLE                    14626              1050
American Intl Group            COM              026874107      876    20245 SH       SOLE                    16545              3700
Amgen Corp                     COM              031162100      884    21164 SH       SOLE                    18514              2650
Bank of America Corp           COM              060505104     1500    39570 SH       SOLE                    33722              5848
Bright Horizon Family Sol      COM              109195107      479    11130 SH       SOLE                    11130
ChevronTexaco Corp             COM              166764100     1333    15613 SH       SOLE                    13013              2600
Cisco Systems                  COM              17275R102     1452    60281 SH       SOLE                    49631             10650
Coca Cola Co                   COM              191216100     1147    18850 SH       SOLE                    15730              3120
Colgate-Palmolive              COM              194162103     1343    17243 SH       SOLE                    14803              2440
Comcast Corp New 'A'           COM              20030N101      917    47401 SH       SOLE                    36301             11100
Dover Corp                     COM              260003108      857    20520 SH       SOLE                    17820              2700
Du Pont                        COM              263534109      245     5245 SH       SOLE                      645              4600
Duke Energy Co                 COM              26441c105      827    46338 SH       SOLE                    36438              9900
Ebay                           COM              278642103      969    32475 SH       SOLE                    29125              3350
Eli Lilly                      COM              532457108      916    17762 SH       SOLE                    15862              1900
EMC Corp Mass                  COM              268648102      979    68294 SH       SOLE                    61194              7100
Emerson Electric               COM              291011104     1423    27662 SH       SOLE                    23062              4600
Exxon-Mobil                    COM              30231G102     2502    29585 SH       SOLE                    25177              4408
FedEx Corporation              COM              31428X106      839     9050 SH       SOLE                     9050
General Electric Co            COM              369604103     1179    31844 SH       SOLE                    25144              6700
Home Depot Inc                 COM              437076102      847    30279 SH       SOLE                    25279              5000
Ingersoll-Rand Co              COM              G4776G101     1236    27719 SH       SOLE                    21319              6400
Intel Corp                     COM              458140100     1296    61209 SH       SOLE                    51209             10000
iShares: MSCI EAFE             COM              464287465    19332   268874 SH       SOLE                   268874
iShares: MSCI Emerging Markets COM              464287234      273     2028 SH       SOLE                     2028
iShares: Russell 2000          COM              464287655     3857    56486 SH       SOLE                    56486
iShares: Russell Midcap        COM              464287499     6932    74096 SH       SOLE                    74096
Jefferson Bancshares           COM              472375104      108    11646 SH       SOLE                    11646
Johnson & Johnson              COM              478160104     1522    23460 SH       SOLE                    18960              4500
McGraw Hill Inc                COM              580645109      677    18310 SH       SOLE                    15240              3070
Medtronic Inc                  COM              585055106      938    19398 SH       SOLE                    17398              2000
Microsoft                      COM              594918104     1504    52997 SH       SOLE                    44997              8000
Nabors Industries              COM              G6359F103      976    28895 SH       SOLE                    25495              3400
Northrop Grumman               COM              666807102     1169    15030 SH       SOLE                    12530              2500
Oracle                         COM              68389X105     1166    59613 SH       SOLE                    50363              9250
Parker-Hannifin Corp           COM              701094104     1152    16627 SH       SOLE                    14327              2300
Pepsico Inc                    COM              713448108     1301    18024 SH       SOLE                    15484              2540
Procter & Gamble               COM              742718109     1254    17895 SH       SOLE                    15175              2720
S&P 500 Depository Receipts    COM              78462f103    18651   141329 SH       SOLE                   140729               600
Schlumberger                   COM              806857108     1323    15202 SH       SOLE                    12802              2400
SPDR: S&P Energy               COM              81369Y506      364     4910 SH       SOLE                     2910              2000
SPDR: S&P Financial            COM              81369Y605     2872   115463 SH       SOLE                    99563             15900
SPDR: S&P Materials            COM              81369Y100      270     6725 SH       SOLE                     6725
SPDR: S&P Utilities            COM              81369Y886      335     8840 SH       SOLE                     6440              2400
Sprint Nextel Corp             COM              852061100      739   110494 SH       SOLE                    95705             14789
State Street Corp              COM              857477103     1516    19188 SH       SOLE                    15838              3350
Target Corp                    COM              87612E106      936    18460 SH       SOLE                    15240              3220
Texas Instruments              COM              882508104      812    28724 SH       SOLE                    25424              3300
VG - Emerging Markets          COM              922042858     1830    19461 SH       SOLE                    19461
VG - Total US Stock Market     COM              922908769     6175    47135 SH       SOLE                    47135
Walgreen                       COM              931422109     1166    30620 SH       SOLE                    24810              5810
Walt Disney Co                 COM              254687106     1094    34871 SH       SOLE                    28371              6500
Yahoo! Inc                     COM              984332106     1139    39373 SH       SOLE                    32273              7100
Zimmer Hldg Inc                COM              98956p102     1072    13768 SH       SOLE                    12168              1600